UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew J. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2019

Date of reporting period:	11/30/2018

Item 1. Schedule of Investments

PGIM National Muni Fund
Schedule of Investments
as of November 30, 2018 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Long-Term Investments 99.3%
Alabama 0.5%
Jefferson Cnty. Sewer Rev.,
Sr. Lien, Warrants, Series A, AGM	5.000%	10/01/44	500	$ 537,525
Sr. Lien, Warrants, Series A, AGM	5.250	10/01/48	500	542,310
Lower Alabama Gas Dist. Rev.,
Series A	5.000	09/01/31	1,000	1,134,810
Series A	5.000	09/01/46	1,000	1,141,050
				3,355,695
Alaska 0.1%
Valdez Rev., Exxnmbl. Proj., Rfdg. (Mandatory put date 11/30/18)	1.710(cc)	12/01/29	700	700,000
Arizona 3.0%
Arizona St. Ctfs. Part. Dept. Admin., Series A, AGM	5.250	10/01/28	2,000	2,050,280
Maricopa Cnty. Indl. Dev. Auth. Rev., Banner Hlth., Series A	5.000	01/01/41	1,000	1,101,880
Phoenix Civic Impt. Corp. Rev.,
Series A, AMT	5.000	07/01/47	2,000	2,183,640
Sr. Lien, AMT	5.000	07/01/48	2,000	2,197,380

Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr., Rfdg.	4.000	09/01/29	2,000	2,059,700
Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Series A, Rfdg.	4.000	01/01/38	2,000	2,066,500
Salt Verde Fin. Corp.,
Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	2,575	2,954,710
Sr. Gas Rev., Sr. Bonds	5.000	12/01/37	3,360	3,818,707
				18,432,797
California 15.6%
Anaheim Pub. Fing. Auth. Lease Rev., Sr. Pub. Impvts. Proj., Series A, AGM	6.000	09/01/24	5,500	6,291,945
Bay Area Toll Auth. Rev., Series F-1	5.000	04/01/56	2,000	2,204,700
California Cnty. Tob. Secur. Agcy. Rev., Conv. Bonds, Series B	5.100	06/01/28	1,250	1,250,188
California Hlth. Facs. Fing. Auth. Rev.,
Kaiser Permanente, Sub., Series A-2	4.000	11/01/44	3,000	3,060,750
Scripps Hlth., Series A	5.000	11/15/36	1,000	1,029,960
Stanford Healthcare, Series A, Rfdg.	5.000	08/15/54	1,000	1,089,360

PGIM National Muni Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
California (cont’d.)
California Hlth. Facs. Fing. Auth. Rev., (cont’d.)
Stanford Hosp., Series B, Rfdg. (Pre-refunded date 11/15/20)(ee)	5.000%	11/15/36	2,000	$ 2,123,880
Sutter Hlth., Series D, Rfdg.	5.250	08/15/31	1,000	1,080,580

California Muni. Fin. Auth. Rev., Sr. Lien-LINXS APM Proj., Series A, AMT	5.000	12/31/47	1,500	1,603,155
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	5.250	08/01/40	1,250	1,309,038
California St.,
GO	5.000	03/01/45	3,000	3,293,700
GO	5.000	08/01/46	1,500	1,672,515
GO	5.250	11/01/40	1,250	1,322,275
GO, Rfdg.	5.000	08/01/45	500	552,005
Var. Purp., GO	5.000	10/01/29	2,000	2,049,880
Var. Purp., GO	5.000	09/01/41	4,250	4,533,092
Var. Purp., GO	5.000	10/01/41	1,250	1,335,825
Var. Purp., GO	5.000	04/01/42	7,000	7,510,020
Var. Purp., GO	5.000	10/01/44	2,500	2,749,425
Var. Purp., GO	5.000	10/01/47	3,000	3,329,310
Var. Purp., GO	5.250	04/01/35	1,250	1,363,012
Var. Purp., GO	5.500	11/01/39	1,000	1,030,920
Var. Purp., GO	6.000	03/01/33	1,500	1,576,185
Var. Purp., GO	6.000	04/01/38	2,260	2,289,674
Var. Purp., GO	6.000	11/01/39	2,000	2,071,140

California St. Univ. Rev., Series A, Systemwide	5.000	11/01/37	1,250	1,342,762
California Statewide Cmntys. Dev. Auth. Rev.,
Cottage Hlth.	5.000	11/01/40	2,100	2,182,803
Green Marin General Hosp. Proj., Series A	4.000	08/01/45	750	750,225
Sutter Hlth., Series A (Pre-refunded date 08/15/20)(ee)	6.000	08/15/42	3,000	3,210,120

Foothill-De Anza Cmnty. College Dist., Series C, GO (Pre-refunded date 08/01/21)(ee)	5.000	08/01/40	1,250	1,354,362
Golden St. Tob. Secur. Corp. Rev.,
Series A-1, Rfdg.	5.000	06/01/28	1,125	1,235,903
Series A-1, Rfdg.	5.000	06/01/29	1,250	1,366,537
Series A-1, Rfdg.	5.000	06/01/35	1,545	1,662,235

Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Series A	5.000	11/15/35	1,140	1,349,213
Long Beach Bond Fing. Auth. Nat. Gas Pur. Rev., Series A	5.500	11/15/37	1,000	1,251,690
Los Angeles Calif. Dept. Arpts. Rev.,
Series A, AMT	5.000	05/15/38	2,500	2,702,275
Series A, AMT	5.250	05/15/48	1,000	1,124,300

PGIM National Muni Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
California (cont’d.)
Los Angeles Calif. Dept. Arpts. Rev., (cont’d.)
Sub. Los Angls. Int., AMT	5.000%	05/15/43	2,000	$2,233,180

Los Angeles Dept. of Wtr. Rev., Wtr. Sys., Series B	5.000	07/01/34	2,500	2,771,975
M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	2,000	2,736,200
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	6.199(s)	08/01/25	2,000	1,650,020
Port of Oakland Rev., Sr. Lien., Series P, Rfdg., AMT	5.000	05/01/33	1,750	1,878,485
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj.	5.250	11/01/45	1,000	1,143,090
San Diego Cmnty. College Dist., Election of 2006, GO (Pre-refunded date 08/01/21)(ee)	5.000	08/01/41	1,500	1,625,235
San Diego Cnty. Regl. Arpt. Auth. Rev., Sr. Series B, AMT	5.000	07/01/43	2,000	2,144,100
San Francisco City & Cnty. Arpts. Comm. Rev.,
Second Series A, AMT	5.250	05/01/33	1,000	1,099,700
Second Series F, Rfdg., AMT	5.000	05/01/28	1,635	1,734,114

Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000	01/01/34	800	896,320
				97,167,378
Colorado 1.7%
Colorado Hlth. Facs. Auth. Rev.,
Adventist Hlth. Sys./Sunbelt, Series A	4.000	11/15/48	1,000	1,004,690
Vail Valley Med. Ctr. Rev.	4.000	01/15/45	1,500	1,470,495
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.250	11/15/22	1,000	1,081,860
Sub. Sys., Series A, AMT	5.000	12/01/34	2,300	2,596,470
Sub. Sys., Series A, AMT	5.000	12/01/35	1,000	1,125,420
Sub. Sys., Series A, AMT	5.250	12/01/43	3,000	3,370,470
				10,649,405
Connecticut 0.9%
Connecticut St., Series C, GO	5.000	06/15/28	1,000	1,133,290
Connecticut St. Dev. Auth. Rev., Light & Pwr. Co. Proj., Series A, Rfdg.	4.375	09/01/28	1,000	1,047,160

PGIM National Muni Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Connecticut (cont’d.)
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Series M	5.375%	07/01/41	1,250	$ 1,321,188
Connecticut St. Special Tax Rev., Trans. Infrastructure, Series A	5.000	01/01/38	2,000	2,187,040
				5,688,678
District of Columbia 2.1%
Dist. of Columbia, Rev.,
Friendship Pub. Chrt. Schl., Rfdg.	5.000	06/01/46	1,385	1,461,964
Gallaudet Univ.	5.500	04/01/34	600	639,264
Kipp. Chrt. Schl. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/43	850	989,834
Kipp. Chrt. Schl. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/48	725	844,270
Kipp. Issue, Series A, Rfdg.	5.000	07/01/48	1,250	1,309,387
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Series A, AMT	5.000	10/01/31	2,500	2,686,225
Series A, AMT	5.000	10/01/44	1,000	1,073,300
Series B, AMT	5.000	10/01/25	3,000	3,137,160
Series C, AMT	5.000	10/01/27	1,000	1,062,740
				13,204,144
Florida 9.4%
Broward Cnty. FL Arpt. Rev.,
AMT	5.000	10/01/47	1,000	1,088,430
Series A, AMT	5.000	10/01/45	3,000	3,233,160
Series A, AMT	5.250	10/01/43	1,500	1,623,960

Central Florida Expressway Auth. Rev., Sr. Lien, Rfdg.	4.000	07/01/41	2,000	2,011,080
Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Series A-1	5.000	06/01/22	1,000	1,092,050
Cityplace Cmnty. Dev. Dist., Rfdg.	5.000	05/01/26	1,000	1,100,560
Davie Edl. Facs. Rev.,
Nova Southeastern Univ. Proj., Series A	5.625	04/01/43	500	546,860
Nova Southeastern Univ. Proj., Series A	6.000	04/01/42	1,000	1,113,840

Florida Higher Edl. Facs. Fin. Auth. Rev., Edl. Facs., Ringling Clg., Proj.	5.000	03/01/47	2,500	2,634,400
Grtr. Orlando Avtn. Auth. Rev.,
Priority Sub. Series A, AMT	5.000	10/01/42	5,000	5,458,700
Priority Sub. Series A, AMT	5.000	10/01/52	1,000	1,083,680
Highlands Cnty. Hlth. Facs. Auth. Rev.,
Adventist Hlth./Sunbelt, Rmkt.	6.000	11/15/37	2,435	2,525,095

PGIM National Muni Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Florida (cont’d.)
Highlands Cnty. Hlth. Facs. Auth. Rev., (cont’d.)
Adventist Hlth./Sunbelt, Rmkt., Series B (Pre-refunded date 11/15/19)(ee)	6.000%	11/15/37	5	$5,192

Hillsborough Cnty. Avtn. Auth., Series A, AMT	5.000	10/01/48	4,500	4,951,710
Miami Beach Redev. Agcy. Tax Alloc., Tax Incr. Rev. City Ctr. Rfdg., AGM	5.000	02/01/44	1,500	1,638,930
Miami Dade Cnty. Aviation Rev.,
Miami Int’l. Arpt., Series B	5.000	10/01/41	2,500	2,614,300
Series B, Rfdg., AMT	5.000	10/01/40	2,000	2,181,140

Miami Dade Cnty. Hlth. Facs. Auth. Rev., Nicklaus Children’s Hospital, Series A, Rfdg.	5.000	08/01/42	1,955	2,124,362
Miami Dade Cnty. Wtr. & Swr. Sys. Rev., Series B, Rfdg., AGM	5.250	10/01/22	5,000	5,557,100
Mid-Bay Bridge Auth. Rev., Series A, Rfdg.	5.000	10/01/40	1,000	1,071,490
North Sumter Cnty. Util. Dependent Dist., Wtr. & Swr. Rev.	5.750	10/01/43	1,500	1,588,815
Orange Cnty. Hlth. Fac. Auth. Rev., Orlando Hlth. Inc., Series B, Rfdg.	5.000	10/01/44	1,000	1,081,290
Palm Beach Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg.	5.000	12/01/31	500	538,615
Sarasota Cnty. Pub. Hosp. Dist. Rev., Sarst. Mem. Hosp.	4.000	07/01/48	2,000	1,971,740
South Lake Cnty. Hosp. Dist. Rev.,
South Lake Hosp., Inc.	5.250	10/01/34	750	777,390
South Lake Hosp., Inc., Series A	6.250	04/01/39	2,500	2,526,425

South Miami Hlth. Facs. Auth. Rev., Baptist Hlth. South FL., Rfdg.	5.000	08/15/47	1,000	1,100,630
Tampa FL. Hlth. Sys. Rev., Baycare Hlth. Sys., Series A	5.000	11/15/33	3,000	3,234,720
Village Cmnty. Dev. Dist. No. 6,
Spl. Assess., Rfdg.	4.000	05/01/27	345	357,844
Spl. Assess., Rfdg.	4.000	05/01/28	355	364,858
Spl. Assess., Rfdg.	4.000	05/01/29	370	378,077

Village Cmnty. Dev. Dist. No.10, Spl. Assess.	4.500	05/01/23	990	1,037,094
				58,613,537
Georgia 2.1%
Atlanta Arpt. Rev.,
Gen., Series B, AMT	5.000	01/01/30	500	523,810

PGIM National Muni Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Georgia (cont’d.)
Atlanta Arpt. Rev., (cont’d.)
Gen., Series C, Rfdg.	6.000%	01/01/30	3,250	$3,507,627

Gwinnett Cnty. Hosp. Auth. Rev., Gwinnett Hosp. Sys., Series D, AGM	5.500	07/01/41	1,500	1,523,205
Priv. Coll. & Univs. Auth. Rev.,
Emory Univ., Series C	5.250	09/01/39	5,000	5,118,700
Savannah Clg. of Art & Design	5.000	04/01/44	2,120	2,235,222
				12,908,564
Hawaii 1.2%
Hawaii Pac. Hlth. Rev., Series B (Pre-refunded date 07/01/20)(ee)	5.750	07/01/40	500	529,000
Hawaii St. Arpts. Sys. Rev.,
Series A, AMT	5.000	07/01/45	1,000	1,095,120
Series A, AMT	5.000	07/01/48	3,000	3,273,360

Hawaii St. Dept. Budget & Fin. Rev., Pac. Hlth. Oblig., Series A, Rfdg.	5.500	07/01/43	2,500	2,742,875
				7,640,355
Illinois 12.4%
Chicago Board of Ed.,
Dedicated Capital Impt.	5.000	04/01/46	1,000	1,049,920
Series A, Rfdg., GO	4.000	12/01/20	500	504,000
Series C, Rfdg., GO	5.000	12/01/22	1,500	1,555,185
Unrefunded, Series F, Rfdg., GO	5.000	12/01/18	1,000	1,000,000
Chicago O’Hare Int’l. Arpt. Rev.,
Gen. Arpt. Sr. Lien, Series B, Rfdg., AMT	5.000	01/01/32	2,000	2,117,420
Sr. Lien, Series D	5.250	01/01/42	2,000	2,210,880
Chicago Trans. Auth. Rev.,
2nd Lien	5.000	12/01/46	3,000	3,166,920
Transit Imps.	5.250	12/01/40	1,000	1,053,030
Chicago Waterworks Rev.,
2nd Lien, Rfdg.	5.000	11/01/32	1,295	1,374,992
2nd Lien, Rfdg.	5.000	11/01/36	2,140	2,328,555
2nd Lien, Series A-1	5.000	11/01/30	1,380	1,521,367
Chicago Wstwtr. Transmn. Rev.,
2nd Lien	5.000	01/01/39	2,000	2,119,440
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/39	2,000	2,132,080
2nd Lien, Series A	5.000	01/01/47	1,000	1,046,980
Chicago, IL,
Proj., Series A, Rfdg., GO	5.250	01/01/29	500	523,990
Proj., Series A, Rfdg., GO, AGM (Partially Pre-refunded date 01/01/29)(ee)	5.000	01/01/29	5,000	5,122,000

PGIM National Muni Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Illinois (cont’d.)
Chicago, IL, (cont’d.)
Rmkt., Rfdg., GO	5.000%	01/01/19	750	$ 751,470
Series C, Rfdg., GO	5.000	01/01/23	270	279,472
Series C, Rfdg., GO	5.000	01/01/24	340	359,305
Series C, Rfdg., GO	5.000	01/01/26	1,000	1,065,500
Illinois Fin. Auth. Rev.,
Central DuPage Hlth. (Pre-refunded date 11/01/19)(ee)	5.250	11/01/39	2,000	2,059,100
Provena Hlth., Series A (Pre-refunded date 05/01/20)(ee)	6.000	05/01/28	1,500	1,582,230
Illinois St.,
GO	5.000	04/01/31	1,000	1,027,190
GO	5.000	05/01/39	1,000	1,013,660
GO	5.250	02/01/29	2,000	2,093,540
Series A, GO	5.000	04/01/20	265	271,999
Series A, GO	5.000	12/01/42	2,500	2,539,800
Series B, GO, Rfdg.	5.250	01/01/20	1,505	1,541,812
Series D, GO	5.000	11/01/23	4,045	4,256,635
Series D, GO	5.000	11/01/27	5,000	5,294,550

Illinois St. Sales Tax Rev., Build Illinois Bonds, Rfdg.	5.000	06/15/20	2,000	2,065,160
Illinois St. Toll Hwy. Auth. Rev.,
Series A	5.000	01/01/38	3,125	3,355,125
Series A	5.000	01/01/42	2,000	2,197,920
Series C	5.000	01/01/39	2,000	2,183,100
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion,
Series A, CABS, NATL	5.908(s)	12/15/34	10,000	4,674,900
Series A, CABS, NATL	5.925(s)	06/15/37	7,500	3,036,225
Railsplitter Tob. Settlement Auth. Rev.,
Series 2010 (Pre-refunded date 06/01/21)(ee)	6.000	06/01/28	1,250	1,365,825
Tob. Set. Funded	5.000	06/01/28	1,000	1,121,890

Regl. Trans. Auth. Rev., Series A	4.000	06/01/37	3,605	3,681,534
Springfield Elec. Rev., Sr. Lien, AGM, Rfdg.	4.000	03/01/40	1,000	1,001,240
				77,645,941
Indiana 0.1%
Indianapolis Loc. Pub. Impt. Bank Rev., Wtrwrks. Proj., Unrefunded, Series A, Rfdg.	5.750	01/01/38	795	797,298

PGIM National Muni Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Kansas 0.4%
Kansas Dev. Fin. Auth. Rev., Adventist Hlth. Sys./Sunbelt, Series C, Rfdg. (Pre-refunded date 11/15/19)(ee)	5.750%	11/15/38	25	$ 25,851
Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev., Impvt., Series A	5.000	09/01/45	2,170	2,380,946
				2,406,797
Kentucky 0.6%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Series A (Pre-refunded date 06/01/20)(ee)	6.375	06/01/40	2,500	2,658,800
Owen Cnty. Wtrwks. Sys. Rev.,
Amer. Wtr. Co. Proj., Series A	6.250	06/01/39	500	510,430
Amer. Wtr. Co., Series B	5.625	09/01/39	540	553,370
				3,722,600
Louisiana 1.1%
Louisiana Pub. Facs. Auth. Rev.,
Franciscan Mis. Rfdg. (Pre-refunded date 07/01/25)(ee)	5.000	07/01/39	10	11,579
Franciscan Mis. Unrefunded, Rfdg.	5.000	07/01/39	1,990	2,138,832
Franciscan Missionaries (Pre-refunded date 07/01/19)(ee)	6.750	07/01/39	1,000	1,027,290

Louisiana St. Hwy. Impt. Rev., Series A	5.000	06/15/34	1,250	1,381,363
New Orleans Sewerage Serv. Rev., Sewer Imps., Rev. Bonds	5.000	06/01/45	500	536,340
St. Charles Parish Gulf Zone Opp. Zone Rev., Valero Energy Corp. (Mandatory put date 06/01/22)	4.000(cc)	12/01/40	1,500	1,560,495
				6,655,899
Maryland 0.8%
Frederick Cnty. Spl. Oblig. Urbana Cmnty. Dev. Auth., Series A	5.000	07/01/40	2,000	2,066,360
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth. (Pre-refunded date 07/01/21)(ee)	6.000	07/01/41	400	438,264
Washington Suburban Sanitary Comm., Consol. Pub. Impt., 2nd Series, GO	4.000	06/01/40	2,150	2,201,772
				4,706,396

PGIM National Muni Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Massachusetts 2.7%
Massachusetts Bay Trans. Auth. Rev., Mass. Sales Tax, Series B, NATL	5.500%	07/01/27	1,325	$ 1,625,470
Massachusetts St. Dev. Fin. Agcy. Rev., Series K-6, Partners Healthcare (Pre-refunded date 07/01/20)(ee)	5.375	07/01/41	5,000	5,257,100
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Tufts Univ., Series M	5.500	02/15/28	3,000	3,688,170
Massachusetts St. Port Auth. Rev.,
Bosfuel Proj., AMT, NATL	5.000	07/01/32	5,000	5,012,150
Series A, AMT	5.000	07/01/42	1,000	1,062,760
				16,645,650
Michigan 1.2%
Michigan St. Bldg. Auth. Rev., Facs. Proj., Series I-A, Rfdg.	5.375	10/15/41	750	807,465
Michigan St. Hosp. Fin. Auth. Rev., Ascension Sr. Credit Grp., Rfdg.	5.000	11/15/46	3,000	3,282,930
Michigan Strtg. Fnd. Rev.,
Imp. Proj., AMT	4.500	06/30/48	1,250	1,247,413
Imp. Proj., AMT	5.000	06/30/48	500	528,670

Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Series D, Rfdg., AMT	5.000	12/01/28	1,500	1,628,115
				7,494,593
Minnesota 0.5%
Minneapolis-St. Paul Metropolitan Arpts. Comm. Rev., Sr., Series C	5.000	01/01/46	1,000	1,112,250
Rochester Rev., My. Clnc.	4.000	11/15/48	2,000	2,014,080
				3,126,330
Mississippi 0.9%
Mississippi St. Bus. Fin. Corp. Rev.,
Chevron USA, Inc., Series F, FRDD (Mandatory put date 11/30/18)	1.710(cc)	11/01/35	2,585	2,585,000
Var. Chev. Inc., Series D (Mandatory put date 11/30/18)	1.710(cc)	11/01/35	200	200,000
Var. Chev. Inc., Series G (Mandatory put date 11/30/18)	1.720(cc)	11/01/35	1,500	1,500,000
Var. Chev. Inc., Series I (Mandatory put date 11/30/18)	1.710(cc)	11/01/35	1,500	1,500,000
				5,785,000

PGIM National Muni Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Missouri 0.6%
Missouri St. Hlth. & Edl. Facs. Auth. Rev., BJC Hlth. Sys.	5.000%	01/01/44	3,500	$ 3,730,790
Nebraska 0.3%
Cntrl. Plns. Enrgy. Proj. Rev., Proj. 4 (Mandatory put date 01/01/24)	5.000(cc)	03/01/50	2,000	2,170,560
Nevada 0.5%
Clark Cnty. Passenger Facs. Charge Rev., Las Vegas McCarran Int’l. Arpt., Series A	5.125	07/01/34	3,000	3,085,080
New Jersey 5.9%
Camden Cnty. Impvt. Auth. Rev., Cooper Hlth. Sys. Oblig. Grp.	5.750	02/15/42	1,500	1,609,530
Cape May Cnty. Indl. Poll. Ctrl. Fin. Auth. Rev., Atlantic City Elec. Co., Series A, Rfdg., NATL	6.800	03/01/21	2,615	2,831,679
New Jersey Econ. Dev. Auth. Rev., Series BBB, Rfdg.	5.500	06/15/30	1,500	1,673,835
New Jersey Edl. Facs. Auth. Rev., Montclair St. Univ., Series A, Rfdg.	5.000	07/01/44	2,500	2,703,975
New Jersey Healthcare Facs. Fin. Auth. Rev.,
AHS Hosp. Corp., Rfdg. (Pre-refunded 07/01/21)(ee)	6.000	07/01/41	500	549,280
Hackensack Meridian Hlth., Series A, Rfdg.	5.000	07/01/39	1,500	1,673,955
RWJ Barnabas Hlth. Oblig. Grp., Rfdg.	5.000	07/01/43	1,500	1,659,090
RWJ Univ. Hosp.	5.500	07/01/43	1,000	1,103,420
Virtua Hlth., AGC	5.500	07/01/38	2,000	2,039,960
Virtua Hlth., Rfdg.	5.000	07/01/29	1,000	1,104,680
New Jersey St. Tpke. Auth., Rev.,
Series A (Pre-refunded date 07/01/22)(ee)	5.000	01/01/43	1,885	2,075,724
Series B, Rfdg.	5.000	01/01/40	1,000	1,117,240
Series E, Rfdg.	5.000	01/01/32	1,500	1,723,620
Unrefunded, Series A	5.000	01/01/43	1,115	1,197,488
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev.,
Fed. Hwy. Reimbursement Nts., Series A-1	5.000	06/15/28	1,250	1,389,400
Trans. Sys., Series A, Rfdg.	5.000	12/15/36	1,250	1,320,862
Transn. Sys, Series A	5.500	12/15/23	3,000	3,351,570
Transn. Sys, Series A	5.875	12/15/38	3,000	3,003,600
Transn. Sys, Series B	5.500	06/15/31	1,000	1,059,580
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/46	2,500	2,585,925
Series A, Rfdg.	5.250	06/01/46	1,000	1,059,790
				36,834,203

PGIM National Muni Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
New York 4.5%
Long Island Pwr. Auth. Elec. Sys. Rev., Gen., Series A (Pre-refunded date 05/01/19)(ee)	6.000%	05/01/33	1,000	$ 1,017,230
New York City, Unrefunded, Sub. Series I-1, GO	5.250	04/01/28	75	75,761
New York City Trans. Fin. Auth. Bldg. Aid. Rev.,
Fiscal 2009, Series S-3	5.250	01/15/39	1,500	1,506,060
Sub. Series S-1A	5.250	07/15/37	3,000	3,211,350

New York City Trans. Fin. Auth. Future Tax Sec’d. Rev., Future Tax Sec’d. Sub-Series D-1	5.000	11/01/38	3,000	3,187,350
New York Liberty Dev. Corp. Rev., 4 World Trade Center Proj., Rfdg.	5.750	11/15/51	1,750	1,911,122
New York St. Dorm. Auth. Rev.,
Memorial Sloan Kettering, Series 1, Rfdg.	5.000	07/01/42	1,000	1,114,680
Mount Sinai Sch. of Medicine, Series A	5.000	07/01/21	1,685	1,755,753
Rochester Inst. Tech., Series A, AMBAC	5.250	07/01/20	2,100	2,206,281
Rochester Inst. Tech., Series A, AMBAC	5.250	07/01/21	2,000	2,159,180

New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., escrowed, Series B, ETM(ee)	5.500	10/15/23	3,750	4,276,462
Port Auth. of NY & NJ, Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000	12/01/20	500	514,675
TSASC, Inc., Rev., Series A, Rfdg.	5.000	06/01/41	2,000	2,040,200
Utility Debt Sec. Auth. Rev., Series TE	5.000	12/15/41	2,585	2,822,200
				27,798,304
North Carolina 0.2%
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev.,
Series A (Pre-refunded date 01/01/22)(ee)	6.000	01/01/26	650	726,537
Series A, ETM(ee)	6.400	01/01/21	425	444,185
Series C, AGC, Rfdg., ETM(ee)	6.000	01/01/19	95	95,304
				1,266,026
North Dakota 0.2%
McLean Cnty. Solid Wste. Facs. Rev., Great River Energy Proj., Series A	4.875	07/01/26	1,000	1,030,390
Ohio 5.3%
Buckeye Tob. Settlement Fin. Auth. Rev.,
Asset Bkd. Sr. Turbo, Series A-2	5.125	06/01/24	3,475	3,246,206
Asset Bkd. Sr. Turbo, Series A-2	5.875	06/01/30	3,500	3,319,610

PGIM National Muni Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Ohio (cont’d.)
Franklin Cnty. Hosp. Facs. Rev.,
Hospital Facs. Rev.	4.125%	05/15/45	2,000	$ 2,013,080
Nationwide Children’s Hosp. Proj.	4.000	11/01/45	2,000	2,006,460
Nationwide Children’s Hosp., Rfdg.	4.000	11/01/47	2,400	2,387,472
Ohio Hlth. Corp., Series A	4.000	05/15/47	4,815	4,768,583
Ohio Hlth. Corp., Series A	5.000	11/15/41	2,000	2,123,140
Hancock Cnty. Hosp. Rev.,
Blanchard Valley Regl. Hlth. Ctr., Rfdg. (Pre-refunded date 06/01/21)(ee)	6.250	12/01/34	400	439,988
Christ Hosp. Proj.	5.000	06/01/42	1,250	1,317,675

Hilliard Sch. Dist. Sch. Impvt., CABS, GO, NATL	6.048(s)	12/01/19	1,720	1,686,219
Lucas Cnty. Hosp. Rev.,
Promedica Healthcare, Series A, Rfdg. (Pre-refunded date 11/15/21)(ee)	6.000	11/15/41	750	832,253
Promedica Healthcare, Series A, Rfdg. (Pre-refunded date 11/15/21)(ee)	6.500	11/15/37	875	983,124

Middleburg Heights Hosp. Rev. Facs., Southwest Gen., Rfdg.	5.250	08/01/41	800	856,984
Ohio St. Higher Ed. Facs., Commn. Rev.,
Case Western Resv. Univ., Series B	6.500	10/01/20	280	294,162
Cleveland Clinic Hlth. Sys., Series A-1	5.000	01/01/42	2,000	2,148,700

Ohio St. Rev., Cleveland Clinic Hlth Sys., Series A, Rfdg.	4.000	01/01/36	2,500	2,597,350
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. Ln. Fd. Wtr. Quality, Series A (Pre-refunded date 12/01/19)(ee)	5.000	12/01/29	2,150	2,216,027
				33,237,033
Oklahoma 1.4%
Oklahoma St. Dev. Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg. (Pre-refunded date 02/15/22)(ee)	5.000	02/15/42	1,500	1,631,850
Oklahoma Tpke. Auth. Rev.,
Series A	4.000	01/01/48	2,000	2,007,800
Series A	5.000	01/01/42	3,000	3,306,330

Stillwater OK Util. Auth. Rev., Series A	5.000	10/01/39	1,865	2,084,772
				9,030,752

PGIM National Muni Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Oregon 0.3%
Port of Portland Arpt. Rev., Series 24B, AMT	5.000%	07/01/42	1,500	$ 1,633,515
Pennsylvania 5.6%
Allegheny Cnty. Hosp. Dev. Auth. Rev., Allegheny Hlth. Netw. Oblig., Rfdg.	5.000	04/01/47	3,000	3,205,770
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys.	5.375	12/01/41	2,700	2,888,460
Commonwealth Fing. Auth. Rev., Tob. Mstr. Settlement Payment Bonds	5.000	06/01/34	1,000	1,106,630
Geisinger Auth. Rev.,
Series A-1	5.125	06/01/41	2,000	2,121,560
Series A-1, Rfdg.	5.000	02/15/45	1,000	1,093,000

Gen. Auth. of Southcentral PA, Rev., Wellspan Hlth. Oblig. Grp., Series A, Rfdg.	5.000	06/01/44	3,000	3,199,290
Pennsylvania Higher Edl. Fac. Auth. Rev., Trustees Univ. of Pennsylvania, Series A	4.000	08/15/41	3,200	3,263,488
Pennsylvania Tpke. Comm. Rev.,
Series A	5.000	12/01/38	1,000	1,082,130
Series A-1	5.000	12/01/47	1,000	1,084,330
Series A-1, Rfdg.	5.000	12/01/40	1,500	1,617,900
Series A-2	5.000	12/01/48	2,000	2,182,340
Series B	5.000	12/01/45	7,000	7,524,860
Sub. Series B-1	5.250	06/01/47	2,000	2,160,560

Philadelphia Auth. for Indl. Dev. Rev., Children’s Hospital, Rfdg.	4.000	07/01/37	1,000	1,017,730
Union Cnty. Hosp. Auth. Rev., Evangelical Cmnty Hosp., Series B	5.000	08/01/48	1,500	1,631,190
				35,179,238
Puerto Rico 0.4%
Puerto Rico Comnwlth.,
Sr. Lien, Series A, Rfdg.	5.750	07/01/37	1,260	1,203,300
Sr. Lien, Series A, Rfdg.	6.000	07/01/47	1,050	1,002,750
				2,206,050
Rhode Island 0.9%
Rhode Island Hlth. & Ed. Bldg. Corp. Higher Ed. Facs. Rev.,
	5.250	08/15/43	3,000	3,388,470

PGIM National Muni Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Rhode Island (cont’d.)
Rhode Island Hlth. & Ed. Bldg. Corp. Higher Ed. Facs. Rev., (cont’d.)
Lifespan Oblig., Series A., AGC (Pre-refunded date 05/15/19)(ee)	7.000%	05/15/39	2,000	$2,045,440

Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000	06/01/40	400	409,340
				5,843,250
South Carolina 1.1%
South Carolina Prt. Auth. Rev., AMT	4.000	07/01/45	1,000	983,880
South Carolina Pub. Svc. Auth. Rev.,
Santee Cooper, Series A, Rfdg.	5.125	12/01/43	2,000	2,090,760
Santee Cooper, Series A, Rfdg. (Pre-refunded date 12/01/23)(ee)	5.750	12/01/43	3,000	3,494,670
				6,569,310
South Dakota 0.4%
South Dakota Edl. Enhancement Fdg. Corp. Rev., Tob. Series B	5.000	06/01/27	1,000	1,065,270
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Series A, Rfdg.	5.000	07/01/42	1,600	1,679,616
				2,744,886
Tennessee 0.6%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd. Rev., Catholic Hlth. Initiatives, Series A	5.250	01/01/45	1,500	1,586,985
Memphis Shelby Cnty. Arpt. Auth. Rev., Series B, Rfdg., AMT	5.750	07/01/25	1,000	1,051,040
Tennessee Energy Acquisition Corp. Gas Rev., Series C	5.000	02/01/22	1,000	1,069,390
				3,707,415
Texas 7.1%
Austin Conv. Enterprises, Inc., Rev., First Tier Conv. Ctr., Series A, Rfdg.	5.000	01/01/29	235	260,427
Austin TX Wtr. & Wstewtr. Sys. Rev., Austin Wtr. & Swr., Series A, Rfdg. (Pre-refunded date 11/15/19)(ee)	5.125	11/15/29	2,000	2,060,820
Brazos River Auth. Poll. Ctrl. Rev.,
TXU Energy Co. LLC Proj., Series D, Rfdg. (Escrow Bond)^(d)	5.400	10/01/29	1,000	—

PGIM National Muni Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Texas (cont’d.)
Brazos River Auth. Poll. Ctrl. Rev., (cont’d.)
TXU Rmkt., Rfdg., AMT (Escrow Bond)^(d)	5.400%	05/01/29	1,500	$ —
Central Tex. Regl. Mobility Auth. Rev.,
Sr. Lien (Pre-refunded date 01/01/21)(ee)	6.000	01/01/41	1,000	1,077,070
Sr. Lien, Series A	5.000	01/01/45	1,000	1,064,420
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	6.000	08/15/43	1,000	1,093,760
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,093,450

Dallas-Fort Worth Int’l. Arpt. Rev., Series E, Rfdg., AMT	5.000	11/01/35	5,000	5,172,650
Grand Parkway Trans. Corp. Rev., First Tier Toll Rev., Series A	5.125	10/01/43	2,000	2,142,120
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Children’s Hosp. Proj.	5.500	10/01/39	1,500	1,536,900
Harris Cnty. Metro. Trans. Auth. Rev., Series A	5.000	11/01/36	3,000	3,206,910
Harris Cnty. Toll Road Auth. Rev., Sr. Lien, Series A, Rfdg.	5.000	08/15/43	3,000	3,343,230
Houston Arpt. Sys. Rev.,
Sub. Lien, Series A, Rfdg., AMT	5.000	07/01/25	575	609,925
Sub. Lien, Series A, Rfdg., AMT	5.000	07/01/32	1,000	1,068,010
Sub. Lien, Series B, Rfdg.	5.000	07/01/32	2,000	2,157,160
Sub. Series A, AMT	5.000	07/01/41	1,000	1,097,810
Houston Combined Util. Sys. Rev.,
1st Lien, Rfdg., AGC (Pre-refunded date 05/15/19)(ee)	5.250	11/15/33	1,430	1,451,593
1st Lien, Series A, Rfdg., AGC (Pre-refunded date 05/15/19)(ee)	5.250	11/15/33	80	81,226

Lower Neches Vlly. Auth. Indl. Dev. Corp. Rev., Var. Exxnmbl. (Mandatory put date 11/30/18)	1.710(cc)	11/01/38	500	500,000
North Tex. Twy. Auth. Rev.,
First Tier, Rfdg. (Pre-refunded date 01/01/21)(ee)	6.000	01/01/38	1,000	1,079,190
Rfdg.	5.000	01/01/48	1,250	1,361,900
Series B, Rfdg.	5.000	01/01/45	2,000	2,162,520
Spl. Projs., Series A (Pre-refunded date 09/01/21)(ee)	5.500	09/01/41	1,000	1,089,250
Unrefunded, First Tier, Series A, Rfdg.	6.250	01/01/39	370	371,103

Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Series B, Rfdg. (Escrow Bond)^(d)	6.150	08/01/22	1,000	—
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Var. Sr. Lien, Series B, 3 Month LIBOR x 0.67 + 0.700%	2.264(c)	12/15/26	1,500	1,485,855

PGIM National Muni Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Texas (cont’d.)
Texas Priv. Activ. Surf. Transn. Corp. Rev.,
Sr. Lien LBJ Infrastructure	7.000%	06/30/40	2,500	$ 2,655,550
Sr. Lien NTE Mobility, Series 3A & 3B, AMT	6.750	06/30/43	500	568,760
Sr. Lien NTE Mobility, Series 3A & 3B, AMT	7.000	12/31/38	1,500	1,728,855

Texas St. Vets. Hsg. Assistance Proj. Fdg., Series II-A, GO	5.250	12/01/23	2,500	2,541,350
				44,061,814
Utah 1.2%
County of Utah UT Rev., IHC Hlth. Serv. Inc., Series A, Rfdg.	4.000	05/15/41	5,000	5,023,550
Salt Lk. City Corp. Arpt. Rev., Series A, AMT	5.250	07/01/48	2,000	2,223,660
				7,247,210
Virginia 1.1%
Fairfax Cnty. Indl. Dev. Auth. Rev.,
Healthcare, Inova Hlth. Sys.	5.000	05/15/40	2,000	2,155,800
Inova Hlth. Sys., Series A, Rfdg.	4.000	05/15/48	3,000	3,006,960

Norfolk Econ. Dev. Auth. Rev., Sentara Healthcare, Series B, Rfdg.	4.000	11/01/48	2,000	2,011,480
				7,174,240
Washington 3.5%
Port of Seattle Rev., Intermediate Lien,
Series A, AMT	5.000	05/01/43	1,500	1,620,960
Series B, Rfdg., AMT	5.000	09/01/26	1,115	1,186,215
Series C, Rfdg., AMT	5.000	02/01/24	2,500	2,626,500
Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev.,
Rfdg. & Impvt., Series A	5.000	12/01/37	1,000	1,050,400
Valley Hospital	5.750	12/01/35	625	651,562

Washington St. Conv. Ctr. Pub. Facs. Dist. Rev., Revenue Bonds	5.000	07/01/58	3,000	3,248,010
Washington St. Healthcare Facs. Auth. Rev.,
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	2,690	2,895,032
Providence Hlth. & Svcs., Series A	5.000	10/01/39	3,500	3,601,185
Seattle Children’s Hospital, Series A	5.000	10/01/42	2,000	2,152,740
Seattle Children’s Hospital, Series A	5.000	10/01/47	1,000	1,093,920
Swedish Hlth. Svcs., Series A (Pre-refunded date 05/15/21)(ee)	6.250	11/15/41	1,500	1,649,610
				21,776,134

PGIM National Muni Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
West Virginia 0.6%
Harrison Cnty. Rev., Var. Monongahela Pwr. Co. Proj., Rfdg. AMT (Mandatory put date 10/15/21)	3.000%(cc)	10/15/37	500	$ 496,055
West Virginia Eco. Dev. Auth., Rev., Wheeling Pwr. Co. Mitche, Series A, Rfdg. (Mandatory put date 04/01/22)	3.000(cc)	06/01/37	500	494,040
West Virginia Hosp. Fin. Auth. Rev., Cabell Huntington Hosp. Oblig., Series B	5.000	01/01/43	1,000	1,078,630
West Virginia Prkwys. Auth. Rev., Senior Turnpike Toll Rev	4.000	06/01/47	1,970	1,982,766
				4,051,491
Wisconsin 0.2%
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Alliance, Series B1, Rfdg.	4.000	11/15/43	1,500	1,501,665
Wyoming 0.1%
Campbell Cnty. Solid Wst. Facs. Rev., Basin Elec. Pwr. Coop., Series A	5.750	07/15/39	500	510,705

TOTAL INVESTMENTS 99.3% (cost $600,298,767)				619,737,118
Other assets in excess of liabilities(z) 0.7%				4,193,696

Net Assets 100.0%				$ 623,930,814

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
CABS—Capital Appreciation Bonds
ETM—Escrowed to Maturity
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
LIBOR—London Interbank Offered Rate
NATL—National Public Finance Guaranty Corp.
PSFG—Permanent School Fund Guarantee

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2018.

PGIM National Muni Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
17	20 Year U.S. Treasury Bonds	Mar. 2019	$2,378,406	$(9,955)
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$190,000	$—
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of November 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alabama	$ —	$ 3,355,695	$—
Alaska	—	700,000	—
Arizona	—	18,432,797	—
California	—	97,167,378	—

PGIM National Muni Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Municipal Bonds (continued)
Colorado	$ —	$ 10,649,405	$—
Connecticut	—	5,688,678	—
District of Columbia	—	13,204,144	—
Florida	—	58,613,537	—
Georgia	—	12,908,564	—
Hawaii	—	7,640,355	—
Illinois	—	77,645,941	—
Indiana	—	797,298	—
Kansas	—	2,406,797	—
Kentucky	—	3,722,600	—
Louisiana	—	6,655,899	—
Maryland	—	4,706,396	—
Massachusetts	—	16,645,650	—
Michigan	—	7,494,593	—
Minnesota	—	3,126,330	—
Mississippi	—	5,785,000	—
Missouri	—	3,730,790	—
Nebraska	—	2,170,560	—
Nevada	—	3,085,080	—
New Jersey	—	36,834,203	—
New York	—	27,798,304	—
North Carolina	—	1,266,026	—
North Dakota	—	1,030,390	—
Ohio	—	33,237,033	—
Oklahoma	—	9,030,752	—
Oregon	—	1,633,515	—
Pennsylvania	—	35,179,238	—
Puerto Rico	—	2,206,050	—
Rhode Island	—	5,843,250	—
South Carolina	—	6,569,310	—
South Dakota	—	2,744,886	—
Tennessee	—	3,707,415	—
Texas	—	44,061,814	—
Utah	—	7,247,210	—
Virginia	—	7,174,240	—
Washington	—	21,776,134	—
West Virginia	—	4,051,491	—
Wisconsin	—	1,501,665	—
Wyoming	—	510,705	—
Other Financial Instruments*
Futures Contracts	(9,955)	—	—
Total	$(9,955)	$619,737,118	$—

PGIM National Muni Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Notes to Schedule of Investments (unaudited)
Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment

Notes to Schedule of Investments (unaudited)
speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential National Muni Fund, Inc.

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date	January 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	January 15, 2019

By (Signature and Title)*	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date	January 15, 2019

* Print the name and title of each signing officer under his or her signature.